Nov. 15, 2019
Aperture Endeavour Equity Fund

THE ADVISORS’ INNER CIRCLE FUND III

Aperture Endeavour Equity Fund (the “Fund”)

Supplement dated November 15, 2019

to the Fund’s Statutory Prospectus, dated September 13, 2019

This Supplement provides new and additional information beyond that contained in the Statutory Prospectus and should be read in conjunction with Statutory Prospectus.

The second and third paragraphs of the “Principal Investment Strategies” section are hereby deleted and replaced with the following:

For purposes of the Fund’s 80% investment policy, equity securities include common stock, depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and derivatives with economic characteristics similar to such securities. The Fund may invest in equity securities of companies of any market capitalization, and may invest in U.S. and non-U.S. (including both developed and emerging market) companies. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, taking into account a number of factors. These factors may include whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (also known as the World Bank), the country’s foreign currency debt rating, its location and neighboring countries, its political and economic stability and the development of its financial and capital markets. These countries may include those located in Latin America and the Caribbean, Asia, Africa, the former Soviet Union, the Middle East and the developing countries of Europe (primarily Central and Eastern Europe).

The Fund may invest in derivatives, including options, futures contracts, swaps and forward foreign currency contracts, to create long or short exposure without investing directly in the underlying assets, increase the return of the Fund and/or hedge (protect) the value of the Fund’s assets.

Please retain this supplement for future reference.

API-SK-001-0100